Consolidated Statements of Operations (Unaudited) (Parenthetical) - $ / shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Earnings Per Share, Basic	$ (0.12)	$ (0.24)
Earnings Per Share, Diluted	$ (0.12)	$ (0.24)
Weighted Average Number of Shares Outstanding, Basic	19,485,260	4,374,453
Weighted Average Number of Shares Outstanding, Diluted	19,485,260	4,374,453